Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Consolidated statements of comprehensive income
Net income	€ 263,992	€ 147,061	€ 622,752	€ 475,860
Components that will not be reclassified to profit or loss:
FVOCI equity investments			(4,273)	13,647
Actuarial gain (loss) on defined benefit pension plans	(31,671)	48,267	17,547	32,475
Income tax (expense) benefit related to components of other comprehensive income not reclassified	9,656	(14,445)	(4,694)	(9,537)
Total	(22,015)	33,822	8,580	36,585
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(560,649)	367,067	(194,220)	(57,236)
FVOCI debt securities	9,544	(6,809)	7,334	(3,523)
Gain (loss) related to cash flow hedges	9,364	(9,901)	2,152	(6,657)
Cost of hedging	(1,509)	(249)	519	28
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(2,715)	4,441	(1,338)	2,797
Total	(545,965)	354,549	(185,553)	(64,591)
Other comprehensive income (loss), net of tax	(567,980)	388,371	(176,973)	(28,006)
Total comprehensive income (loss)	(303,988)	535,432	445,779	447,854
Comprehensive income attributable to noncontrolling interests	504	95,667	137,574	172,444
Comprehensive income (loss) attributable to shareholders of FME AG	€ (304,492)	€ 439,765	€ 308,205	€ 275,410